Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 17:- SUBSEQUENT EVENTS

1.	On February 17, 2026, the Company, through a wholly owned subsidiary, entered into a Share Purchase Agreement (the “SPA”) with Recipharm AB, Recipharm Israel Ltd. and certain minority shareholders (collectively, the “Sellers”), pursuant to which the Company acquired 100% of the issued and outstanding share capital of Recipharm Israel Ltd. (the “Subsidiary”). The aggregate purchase price for the shares was €1. In connection with the transaction, Recipharm AB made an irrevocable capital contribution to the Subsidiary immediately prior to closing in an amount sufficient to ensure that, at closing, the Subsidiary held cash of €2.0 million plus an amount equal to all pre-closing expenses and liabilities, which were funded in full by the Sellers. Concurrently with the closing, Recipharm AB assigned to the Company all of its rights under an existing intercompany loan agreement with the Subsidiary, including all outstanding principal and accrued interest, for nominal consideration of €1. As part of the acquisition of the Subsidiary, we also acquired the Subsidiary’s manufacturing capabilities at a facility in Yavne, Israel. The transaction closed simultaneously with execution of the SPA and was entered into in connection with a commercial collaboration agreement between the parties. The SPA contains customary representations and warranties relating to, among other things, corporate authority, capitalization, financial statements prepared in accordance with IFRS, intellectual property, material contracts, tax matters, employees and regulatory compliance, as well as customary covenants and indemnification provisions, including obligations relating to pre-closing taxes and liabilities, termination of certain intercompany arrangements, transition support, and post-closing use of the “Recipharm” name.

2.	On February 27, 2026, the Company entered into a second amendment to the binding option agreement to acquire PinCell S.r.l. The amendment extends the deadline for satisfaction of the option conditions to August 31, 2026 and the option exercise date to September 30, 2026. In addition, the Company agreed to make monthly payments of approximately €13 thousand through August 2026 (approximately €80 thousand in aggregate) to support the target’s operating activities. These payments are non-refundable and are treated as additional consideration under the agreement. Following the rejection of the initial grant application and subsequent appeal in 2025, the Company is preparing to submit a revised application under the SMART Path program in Poland seeking €12 million of non-dilutive funding to support the continued development of PC111. The Company expects to submit the application by the end of the first quarter of 2026, and a decision on the application is expected during 2026.